Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 9. Leases
350 Treat Building Lease
In September 2017, the Company entered into a lease agreement (the “350 Treat Building Lease”) to lease approximately 26,125 square feet of office and warehouse space located in San Francisco, California for its corporate headquarters. Subsequently, in June 2018, the Company took possession of the 350 Treat Building Lease. This lease includes a free rent period and escalating rent payments and has a remaining lease term of 3.1 years that expires on January 31, 2023. The Company’s obligation to pay rent commenced in February 2018. The Company is obligated to make lease payments totaling approximately $7.4 million over the lease term, offset by $2.4 million of tenant improvement allowance. The lease further provides that the Company is obligated to pay to the landlord certain costs, including taxes and operating expenses.
In November 2021, the Company entered into an amendment to the 350 Treat Building Lease agreement, whereby the parties agreed to extend the term of the lease for an additional four years and seven months and provide for an additional tenant improvement allowance. The total base lease payments for the extended period of 4.6 years equals $7.6 million . The Company recorded an adjustment of $5.5 million to the right-of-use
asset and
right-of-use
operating lease liability associated with the 350 Treat Building Lease agreement upon the amendment.
The 350 Treat Building Lease is considered to be an operating lease as it does not meet the criteria of a finance lease. As of December 31, 2021, the operating lease right-of-use
asset and operating lease liability were $6.6 million and $8.3 million, respectively. As of December 31, 2020, the operating lease right-of-use
asset and operating lease liability were $2.1 million and $3.1 million, respectively. The discount rate used to determine the lease liability was 3.74%.
2741 16
th
Street Lease
In September 2017 the Company entered into a lease agreement (the “2741 16th Street Lease”) to lease approximately 20,032 square feet of office space and 25,000 of parking space located in San Francisco, California. Subsequently, in June 2019, the Company took possession of the 2741 16th Street Lease. This lease includes a free rent period and escalating rent payments and has a remaining lease term of 3.1 years that expires on August 31, 2023. The Company’s obligation to pay rent commenced in September 2018. The Company is obligated to make lease payments totaling approximately $8.2 million over the lease term, offset by $4.6 million of tenant improvement allowance. The lease further provides that the Company is obligated to pay to the landlord certain costs related to 2741 16th Street, including taxes and operating expenses.
In May 2020, the Company entered into an amendment to the 2741 16th Street Lease agreement, whereby the parties agreed to extend the term of the lease for an additional four years, restructure the monthly rent payable under the lease and provide for an additional tenant improvement allowance. The total base lease payments for the extended period of 4.0 years equals $8.5 million and the increase in total base lease payments for the lease term provided for by the original agreement is $0.7 million. The Company recorded an adjustment of $6.2 million to the right-of-use
asset and
right-of-use
operating lease liability associated with the 2741 16th Street Lease agreement upon the amendment.
The 2741 16th Street Lease is considered to be an operating lease as it does not meet the criteria of a finance lease. As of December 31, 2021, the operating lease right-of-use
asset and lease liability were $7.7 million (2020: $8.7 million) and $10.1 million (2020: $11.5 million), respectively. The discount rate used to determine the operating lease liability was 5.25%.
Other operating real estate leases
In 2020 and 2021, the Company entered into three lease agreements for office spaces located outside of the US. The terms of those leases range from 2 to 3 years. The Company is obligated to make lease payments totaling approximately $1.0 for those leases over the respective lease terms.
Total operating lease cost for the years ended December 31, 2021, 2020 and 2019 was $3.6 million, $2.9 million and $1.9 million, which consisted of $3.0 million, $2.6 million and $1.7 million of fixed lease expense and $0.6 million, $0.3 million and $0.2 million of variable lease expense, respectively. Cash paid for amounts included in the measurement of lease liabilities was $4.2 million, $3.5 million and $3.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.
The following table presents the weighted average remaining lease term and discount rate for leases:

	December 31, 2021	December 31, 2020
Weighted-average remaining lease term	5.53	5.58
Weighted-average discount rate	4.55%	5.25%
The maturities of the operating lease liabilities as of December 31, 2021 were as follows (in thousands):

Year ending December 31,
2022	$3,940
2023	3,784
2024	3,884
2025	3,902
2026 and thereafter	6,751

Total undiscounted lease payments	22,261
Less: imputed interest	(2,986)

Total operating lease liabilities	$19,275